Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net income (loss) for the year	R$ (779,724)	R$ 377,817	R$ 1,098,730
Other comprehensive income (loss) to be reclassified to profit and loss in subsequent periods
Cash flow hedge	(420,706)	67,913	123,889
Tax effect			(92,179)
Total	(420,706)	67,913	31,710
Total comprehensive income (loss) for the year	(1,200,430)	445,730	1,130,440
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	(1,506,099)	86,705	877,695
Non-controlling interests from Smiles	R$ 305,669	R$ 359,025	R$ 252,745